Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	KEROS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1173868
Entity Address, Address Line One	99 Hayden Avenue, Suite 120, Building E
Entity Address, City or Town	Lexington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	314-6297
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001664710
Amendment Flag	false